Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	POS AM
Amendment Description	This Post-Effective Amendment No. 1 to Form S-1 (the “Post-Effective Amendment”) is being filed in order to update certain disclosures in the registration statement. Substantially concurrently with the filing of this Post-Effective Amendment, MoonLake Immunotherapeutics filed its Annual Report on Form 10-K.
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	0001821586
Entity Filer Category	Non-accelerated Filer
Amendment Flag	true
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	MOONLAKE IMMUNOTHERAPEUTICS